Commitments and Contingencies (Details ) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Asset retirement obligations
Asset retirement obligations	$ 2,700,000		$ 2,700,000		$ 2,300,000
Future minimum lease payments
2015 (six months)	71,007,000		71,007,000
2016	106,384,000		106,384,000		93,454,000
2017	88,666,000		88,666,000		64,209,000
2018	74,265,000		74,265,000		49,802,000
2019	49,907,000		49,907,000		29,213,000
Thereafter	117,125,000		117,125,000		58,182,000
Total	507,354,000		507,354,000		428,030,000
Rental expense	$ 29,300,000	$ 23,600,000	$ 54,600,000	$ 45,500,000	$ 98,300,000	$ 84,200,000	$ 5,200,000